Revenue Recognition - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	$ 82	$ 78	$ 90
Capitalized contract cost
Amortization of contract cost assets	$ 120	$ 126	$ 124